Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Expenses by Nature/Purpose

The expenses are presented in the statement of profit and loss by function. The reconciliation of income by nature/purpose are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Raw materials and consumables used	(7,245,378)	(4,757,593)	(4,320,833)
Construction cost	(415,753)	(351,193)	(339,025)
Employee benefit expense	(2,006,400)	(1,985,230)	(1,934,690)
Selling expenses	(30,139)	(82,941)	(72,683)
Transportation expenses	(1,674,771)	(1,533,050)	(1,394,544)
Leases and concessions expenses	(212,081)	(193,252)	(193,637)
Leases expenses	(14,157)	(15,234)	(38,977)
Depreciation and amortization	(1,972,136)	(1,889,525)	(1,697,983)
Other	(554,421)	(428,145)	(363,394)

	(14,125,236)	(11,236,163)	(10,355,766)
Cost of sales	(12,119,917)	(9,232,210)	(8,317,490)
Selling	(1,023,485)	(1,068,663)	(1,037,542)
General and administrative	(981,834)	(935,290)	(1,000,734)

	(14,125,236)	(11,236,163)	(10,355,766)